INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Summary of Intangible assets

	As of December 31,
	2020	2021
	RMB	RMB
Gross carrying amount
Trade names	47,068	22,635
Brand	4,534	4,534
Student populations	39,817	39,817
Software	31,371	28,953
Others	12,206	12,506
	134,996	108,445
Less: accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(39,711)	(39,817)
Software	(29,206)	(26,943)
Others	(11,271)	(11,699)
	(80,188)	(78,459)
Intangible assets, net
Trade names	47,068	22,635
Brand	4,534	4,534
Student populations	106	—
Software	2,165	2,010
Others	935	807
	54,808	29,986

Schedule of estimated amortization expenses of intangible assets for future annual periods

Amount
RMB
2022	517
2023	683
2024	633
2025	337
2026	318
Thereafter	329
Total	2,817